UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

 (Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

 (Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments - unaudited

July 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 68.6%

Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc., 2.25%, Due 6/1/22	$1,000,000	$943,750
Echo Global Logistics, Inc., 2.50%, Due 5/1/20	625,000	665,625
		1,609,375
Automobiles - 0.4%
Tesla Motors, Inc., 1.25%, Due 3/1/21	500,000	490,625

Biotechnology - 9.7%
Array BioPharma Inc., 3.00%, Due 6/1/20	250,000	277,656
Cepheid, 1.25%, Due 2/1/21	800,000	889,000
Emergent BioSolutions Inc., 2.875%, Due 1/15/21	800,000	987,000
Exelixis, Inc., 4.25%, Due 8/15/19	500,000	599,688
Gilead Sciences, Inc., 1.625%, Due 5/1/16	800,000	4,158,004
Incyte Corp., 1.25%, Due 11/15/20	1,000,000	2,089,375
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/21 (1)	1,000,000	1,063,750
OPKO Health Inc., 3.00%, Due 2/1/33	200,000	477,875
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16	250,000	1,640,625
		12,182,973
Capital Markets - 1.2%
BlackRock Capital Investment Corp., 5.50%, Due 2/15/18	1,500,000	1,551,562

Communications Equipment - 4.3%
Brocade Communications Systems, Inc., 1.375%, Due 1/1/20 (1)	500,000	495,000
CalAmp Corp., 1.625%, Due 5/15/20 (1)	1,050,000	971,906
Infinera Corp., 1.75%, Due 6/1/18	1,000,000	1,932,500
InterDigital, Inc., 1.50%, Due 3/1/20 (1)	1,250,000	1,253,125
Oclaro, Inc., 6.00%, Due 2/15/20 (1)	500,000	682,188
		5,334,719
Consumer Finance - 1.1%
Encore Capital Group, Inc., 3.00%, Due 7/1/20	1,250,000	1,358,594

Diversified Consumer Services - 1.0%
Carriage Services, Inc., 2.75%, Due 3/15/21	1,000,000	1,199,375

Diversified Telecommunication Services - 1.6%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18	1,000,000	998,125
inContact, Inc., 2.50%, Due 4/1/22 (1)	1,075,000	1,025,953
		2,024,078

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Electrical Equipment - 0.8%
SolarCity Corp., 2.75%, Due 11/1/18	$500,000	$569,375
SolarCity Corp., 1.625%, Due 11/1/19	500,000	487,500
		1,056,875
Electronic Equipment & Instruments - 1.2%
InvenSense, Inc., 1.75%, Due 11/1/18	1,500,000	1,464,375

Energy Equipment & Services - 0.6%
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19	1,000,000	790,000

Health Care Equipment & Supplies - 0.8%
Quidel Corp., 3.25%, Due 12/15/20	500,000	479,062
Trinity Biotech Investment Ltd., 4.00%, Due 4/1/45 (1)	500,000	531,250
		1,010,312
Health Care Providers & Services - 1.5%
Molina Healthcare Inc., 1.125%, Due 1/15/20	1,000,000	1,888,125

Household Durables - 1.8%
Jarden Corp., 1.875%, Due 9/15/18	750,000	1,342,500
Jarden Corp., 1.125%, Due 3/15/34	750,000	931,406
		2,273,906
Internet & Catalog Retail - 1.7%
The Priceline Group Inc., 1.00%, Due 3/15/18	1,500,000	2,104,688

Internet Software & Services - 6.2%
Blucora, Inc., 4.25%, Due 4/1/19	1,500,000	1,462,500
Equinix Inc., 4.75%, Due 6/15/16	750,000	2,609,062
Monster Worldwide, Inc., 3.50%, Due 10/15/19	625,000	915,234
Twitter, Inc., 1.00%, Due 9/15/21 (1)	1,000,000	870,625
Web.com Group, Inc., 1.00%, Due 8/15/18	1,375,000	1,361,250
Yahoo! Inc., Due 12/1/18 (2)	500,000	510,312
		7,728,983
IT Services - 1.4%
CSG Systems International, Inc., 3.00%, Due 3/1/17	1,250,000	1,733,594

Media - 0.9%
Global Eagle Entertainment Inc., 2.75%, Due 2/15/35	1,125,000	1,067,344

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Metals & Mining - 0.9%
Royal Gold, Inc., 2.875%, Due 6/15/19	$600,000	$591,000
RTI International Metals, Inc., 1.625%, Due 10/15/19	500,000	531,562
		1,122,562
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc., 4.25%, Due 3/15/45	1,500,000	1,128,600
Clean Energy Fuels Corp., 5.25%, Due 10/1/18	500,000	360,938
Goodrich Petroleum Corp., 5.00%, Due 10/1/32	518,000	212,380
		1,701,918
Personal Products - 0.6%
IGI Laboratories, Inc., 3.75%, Due 12/15/19 (1)	750,000	736,875

Pharmaceuticals - 4.5%
ANI Pharmaceuticals, Inc., 3.00%, Due 12/1/19	500,000	625,312
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/22 (1)
(cv. into Horizon Pharma plc ordinary shares)	750,000	1,080,469
Jazz Investments I Ltd., 1.875%, Due 8/15/21 (1)
(guaranteed by Jazz Pharmaceuticals plc and
cv. into Jazz Pharmaceuticals plc ordinary shares)	710,000	866,200
Mylan Inc., 3.75%, Due 9/15/15	500,000	2,185,312
The Medicines Co., 2.50%, Due 1/15/22 (1)	750,000	865,312
		5,622,606
Real Estate Investment Trusts - 2.0%
Colony Capital, Inc., 5.00%, Due 4/15/23	1,000,000	1,046,875
IAS Operating Partnership LP, 5.00%, Due 3/15/18
(exchangeable for Invesco Mortgage Capital Inc. common stock)	1,000,000	962,500
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21	500,000	469,065
		2,478,440
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20	1,000,000	1,121,875

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Semiconductors & Semiconductor Equipment - 6.3%
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19	$500,000	$439,375
Microchip Technology Inc., 1.625%, Due 2/15/25 (1)	500,000	472,500
Micron Technology, Inc., 3.00%, Due 11/15/43	2,250,000	2,106,562
NVIDIA Corp., 1.00%, Due 12/1/18	1,250,000	1,437,500
ON Semiconductor Corp., 1.00%, Due 12/1/20 (1)	500,000	485,312
Spansion LLC, 2.00%, Due 9/1/20	200,000	411,500
SunEdison, Inc., 3.375%, Due 6/1/25 (1)	1,250,000	1,146,094
SunPower Corp., 0.875%, Due 6/1/21	1,500,000	1,417,500
		7,916,343
Software - 11.3%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17	1,000,000	1,103,750
EnerNOC, Inc., 2.25%, Due 8/15/19 (1)	1,350,000	956,812
FireEye, Inc., 1.625%, Due 6/1/35 (1)	1,000,000	1,025,625
Mentor Graphics Corp., 4.00%, Due 4/1/31	1,500,000	1,998,750
MercadoLibre, Inc., 2.25%, Due 7/1/19	500,000	600,315
Nuance Communications, Inc., 1.50%, Due 11/1/35 (1)	1,000,000	1,065,625
Proofpoint, Inc., 0.75%, Due 6/15/20 (1)	1,250,000	1,378,125
PROS Holdings, Inc., 2.00%, Due 12/1/19	1,000,000	982,500
Red Hat, Inc., 0.25%, Due 10/1/19	725,000	912,594
Synchronoss Technologies, Inc., 0.75%, Due 8/15/19	750,000	870,469
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16	500,000	836,875
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18	1,000,000	990,000
Verint Systems Inc., 1.50%, Due 6/1/21	1,250,000	1,392,969
		14,114,409
Technology, Hardware & Storage - 1.4%
Avid Technology, Inc., 2.00%, Due 6/15/20 (1)	1,000,000	881,875
SanDisk Corp., 0.50%, Due 10/15/20	500,000	501,875
Violin Memory, Inc., 4.25%, Due 10/1/19	500,000	416,250
		1,800,000
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16	750,000	743,438
Iconix Brand Group, Inc., 1.50%, Due 3/15/18	560,000	540,050
		1,283,488
Trading Companies & Distributors - 0.8%
Kaman Corp., 3.25%, Due 11/15/17	750,000	945,469

Total Convertible Bonds and Notes		85,713,488

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

		Value
	Shares	(Note 1)
Convertible Preferred Stock - 12.6%

Capital Markets - 0.4%
Cowen Group, Inc., 5.625% (1)	500	$504,000

Commercial Banks - 3.2%
Huntington Bancshares, Inc., 8.50%	1,250	1,672,500
Wells Fargo & Co., 7.50%	2,000	2,384,220
		4,056,720
Diversified Financial Services - 1.3%
Bank of America Corp., 7.25%	1,500	1,668,450

Food Products - 1.8%
Bunge Ltd., 4.875%	10,000	1,034,500
Post Holdings, Inc., 3.75%	10,000	1,214,400
		2,248,900
Machinery - 1.0%
Stanley Black & Decker, Inc., 6.25%	10,000	1,200,000

Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., 5.75%	1,550	753,494
Halcon Resources Corp., 5.75%	500	101,000
		854,494
Real Estate Investment Trusts - 2.6%
American Tower Corp., 5.50%, Due 2/15/18	20,000	2,029,400
Health Care REIT, Inc., 6.50%	20,000	1,246,000
		3,275,400
Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (1,3,4)	666,024	733,636
Amerivon Holdings LLC, common equity units, (1,3,4)	272,728	16,364
		750,000
Thrift & Mortgage Finance - 1.0%
New York Community Capital Trust V, 6.00%	24,000	1,230,000

Total Convertible Preferred Stock		15,787,964

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

		Value
	Shares	(Note 1)
Mandatory Convertible Securities - 16.6% (5)

Aerospace & Defense - 0.8%
United Technologies Corp., 7.50%, Due 8/1/15	20,000	$1,029,200

Automobiles - 0.5%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/16	5,000	678,100

Biotechnology - 1.6%
AmSurg Corp., 5.25%, Due 7/1/17	14,000	1,951,250

Diversified Telecommunication Services - 0.8%
Frontier Communications Corp, 11.125%, Due 6/29/18	10,000	969,500

Electric Utilities - 1.4%
NextEra Energy, Inc., 5.799%, Due 9/1/16	30,000	1,733,850

Food Products - 1.3%
Post Holdings, Inc., 5.25%, Due 6/1/17	2,500	266,250
Tyson Foods, Inc., 4.75%, Due 7/15/17	25,000	1,348,750
		1,615,000
Health Care Providers & Services - 1.7%
Anthem, Inc., 5.25%, Due 5/1/18	20,000	1,019,500
Kindred Healthcare, Inc., 7.50%, Due 11/19/17	1,000	1,043,750
		2,063,250
Insurance - 0.9%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16	20,000	1,155,800

Multi-Utilities - 0.8%
Dominion Resources, Inc., 6.375%, Due 7/1/17	20,000	1,009,600

Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp, 7.50%, Due 6/7/18	10,000	500,250

Pharmaceuticals - 1.8%
Allergan plc, 5.50%, Due 3/1/18	2,000	2,223,500

Bancroft Fund Ltd. - Schedule of Investments - continued

July 31, 2015

		Value
	Shares	(Note 1)
Mandatory Convertible Securities - continued

Real Estate Investment Trusts - 2.9%
Crown Castle International Corp., 4.50%, Due 11/1/16	20,000	$2,070,400
Weyerhaeuser Co., 6.375%, Due 7/1/16	30,000	1,548,150
		3,618,550
Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc., 5.50%, Due 12/15/17	30,000	2,136,000

Total Mandatory Convertible Securities (5)		20,683,850

Convertible Bonds and Notes - 68.6%		85,713,488
Convertible Preferred Stock - 12.6%		15,787,964
Mandatory Convertible Securities - 16.6%		20,683,850
Total Investments - 97.8%		122,185,302

Other Assets, Net of Liabilites - 2.2%		2,701,899
Total Net Assets - 100.0%		$124,887,201

Bancroft Fund Ltd. - Schedule of Investments – continued

July 31, 2015

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2015 was $19,108,621 which represented 15.3% of the Fund’s net assets.

(2) Non-income producing security.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $750,000 at July 31, 2015, which represented approximately 0.6% of the Fund’s net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of July 31, 2015, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	666,024	$1,500,000	$1.101	$733,636	0.59%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.01%

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

Bancroft Fund Ltd. - Selected Notes to Financial Statements - unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of July 31, 2015:

	Level 1	Level 2	Level 3	Total

Investments in Securities:
Convertible Bonds and Notes:
Consumer Discretionary	—	$8,419,426	—	$8,419,426
Consumer Staples	—	736,875	—	736,875
Energy	—	2,491,918	—	2,491,918
Financials	—	6,510,471	—	6,510,471
Health Care	—	20,704,016	—	20,704,016
Industrials	—	3,611,719	—	3,611,719
Information Technology	—	40,092,423	—	40,092,423
Materials	—	1,122,562	—	1,122,562
Telecommunication Services	—	2,024,078	—	2,024,078
Total Convertible Bonds and Notes	—	85,713,488	—	85,713,488

Convertible Preferred Stock:
Consumer Discretionary	—	—	$750,000	750,000
Consumer Staples	—	2,248,900	—	2,248,900
Energy	—	854,494	—	854,494

Financials	—	10,734,570	—	10,734,570
Industrials	—	1,200,000	—	1,200,000
Total Convertible Preferred Stock	—	15,037,964	750,000	15,787,964

Mandatory Convertible Securities:
Consumer Discretionary	—	678,100	—	678,100
Consumer Staples	—	1,615,000	—	1,615,000
Energy	—	500,250	—	500,250
Financials	—	4,774,350	—	4,774,350
Health Care	—	6,238,000	—	6,238,000
Telecommunication Services	—	3,105,500	—	3,105,500
Utilities	—	2,743,450	—	2,743,450
Total Mandatory Convertible Securities	—	20,683,850	—	20,683,850

Total Investments	—	$121,435,302	$750,000	$122,185,302

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at July 31, 2015, the end of the reporting period. The Fund recognized no transfers into or out of Levels 1 and 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities
Balance as of April 30, 2015	$780,030
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	(30,030)
Net transfers in/out of Level 3	—
Balance as of July 31, 2015	$750,000

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2015:

	Fair Value June 30, 2015	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from a Decrease in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$750,000	Market Comparables/Sum of the Parts Valuation/Dividend Analysis	Liquidity Discount	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At July 31, 2015, unrealized appreciation (depreciation) of investment securities on a tax cost basis and federal tax cost were as follows:

Unrealized appreciation	$18,286,780

Unrealized depreciation	(5,142,906)
Net unrealized appreciation	13,143,874

Cost for federal income tax purposes	$109,041,428

Note 4 - New Accounting Pronouncement - In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 28, 2015 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: September 25, 2015

By: /s/Gary I. Levine
Gary I. Levine
Chief Financial Officer

(Principal Financial Officer)

Date: September 25, 2015